Derivative instruments - Hedged Items in Fair Value Hedging Relationships (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Cumulative basis increase (decrease) for active hedging relationships	$ (92)
Fair value hedging | Debt Securities
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	40,751	$ 29,941
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	(1,650)	(1,767)
Hedge accounting basis adjustment increase (decrease), discontinued hedges	(474)	(434)
Hedged assets, subject to portfolio layer method hedging	12,100	2,000
Cumulative basis increase (decrease) for active hedging relationships	(92)	24
Fair value hedging | Debt Securities | Designated as hedging
Derivative [Line Items]
Hedged assets, subject to portfolio layer method hedging	6,200	1,000
Fair value hedging | Long-term debt
Derivative [Line Items]
Carrying amount of hedged asset or liability, Long-term debt	27,458	21,854
Hedged liability, fair value hedge, cumulative increase (decrease)	(1,042)	(846)
Hedged liability, discontinued fair value hedge, cumulative decrease	5	26
Fair value hedging | Loans
Derivative [Line Items]
Carrying amount of hedged asset or liability, Available-for-sale securities	3,162	0
Hedge accounting basis adjustment increase (decrease), Available-for-sale securities	(7)	$ 0
Hedged assets, subject to portfolio layer method hedging	3,200
Cumulative basis increase (decrease) for active hedging relationships	(7)
Fair value hedging | Loans | Designated as hedging
Derivative [Line Items]
Hedged assets, subject to portfolio layer method hedging	$ 1,400